CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Sales (Note 4)		$ 11,915	$ 12,222	$ 11,497
Costs and expenses:
Costs applicable to sales	[1]	6,468	5,435	5,014
Depreciation and amortization		2,185	2,323	2,300
Reclamation and remediation (Note 5)		921	1,846	366
Exploration		231	209	187
Advanced projects, research and development		229	154	122
General and administrative		276	259	269
Impairment charges (Note 6)		1,320	25	49
Loss on assets held for sale (Note 1)		0	571	0
Other expense, net (Note 7)		82	143	384
Total costs and expenses		11,712	10,965	8,691
Other income (expense):
Gain on asset and investment sales, net (Note 8)		35	212	677
Other income (loss), net (Note 9)		(62)	(87)	(32)
Interest expense, net of capitalized interest of $69, $38 and $24, respectively		(227)	(274)	(308)
Total other income (expense)		(254)	(149)	337
Income (loss) before income and mining tax and other items		(51)	1,108	3,143
Income and mining tax benefit (expense) (Note 10)		(455)	(1,098)	(704)
Equity income (loss) of affiliates (Note 15)		107	166	189
Net income (loss) from continuing operations		(399)	176	2,628
Net income (loss) from discontinued operations (Note 1)		30	57	163
Net income (loss)		(369)	233	2,791
Net loss (income) attributable to noncontrolling interests (Note 1)		(60)	933	38
Net income (loss) attributable to Newmont stockholders		(429)	1,166	2,829
Net income (loss) attributable to Newmont stockholders:
Continuing operations		(459)	1,109	2,666
Discontinued operations		30	57	163
Net income (loss) attributable to Newmont stockholders		$ (429)	$ 1,166	$ 2,829
Weighted average common shares:
Basic (in shares)		794	799	804
Effect of employee stock-based awards (in shares)		1	2	2
Diluted (in shares)		795	801	806
Basic:
Continuing operations (in dollars per share)		$ (0.58)	$ 1.39	$ 3.32
Discontinued operations (in dollars per share)		0.04	0.07	0.20
Net income (loss) per common share, basic (in dollars per share)		(0.54)	1.46	3.52
Diluted: (2)
Continuing operations (in dollars per share)	[2]	(0.58)	1.39	3.31
Discontinued operations (in dollars per share)	[2]	0.04	0.07	0.20
Net income (loss) per common share, diluted (in dollars per share)		$ (0.54)	$ 1.46	$ 3.51

[1]	Excludes Depreciation and amortization and Reclamation and remediation.
[2]	For the year ended December 31, 2022, potentially dilutive shares were excluded in the computation of diluted loss per common share attributable to Newmont stockholders as they were antidilutive.